CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) $ / shares		Jun. 30, 2021 CNY (¥) ¥ / shares	Jun. 30, 2020 CNY (¥) ¥ / shares
Profit or loss [abstract]
Revenue				¥ 6,867
Cost of sales				(6,844)
GROSS PROFIT				23
Administrative expenses	(945)		(6,102)	(3,864)
OPERATING LOSS	(945)		(6,102)	(3,841)
Finance costs	(20)	[1]	(129)	(13)
Interest income	1		5	9
Fair value gain on financial assets at fair value through profit or loss	(3,842)		(24,807)
LOSS BEFORE INCOME TAX	(4,806)		(31,033)	(3,845)
Income tax benefit	665		4,292	6,586
PROFIT/(LOSS) FOR THE PERIOD	(4,141)		(26,741)	2,741
ATTRIBUTABLE TO:
Owners of the Company	(4,141)		(26,741)	2,741
Non-controlling interests
(Loss)/profit for the year	$ (4,141)		¥ (26,741)	¥ 2,741
EARNINGS/(LOSS) PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY:
Basic And Diluted Earnings Loss Per Share | (per share)	$ (0.11)		¥ (0.71)	¥ 0.11

[1]	Finance costs from operations mainly represented bank charges, foreign currency exchange differences and interest on lease liabilities. The amounts of bank charges were CNY4.00 and CNY3.00 (US$0.46); the foreign currency exchange losses amounted to nil and CNY105.00 (US$16.26); and the interest on lease liabilities amounted to CNY9.00 and CNY21.00 (US$3.25), for the six months ended June 30, 2020 and 2021, respectively.